Properties and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 6,650	$ 4,429
Buildings	16,711	13,398
Machinery and equipment	12,038	10,362
Furniture and fixtures	4,407	3,974
Leasehold and buildings improvement	3,753	3,320
Software	25,939	21,122
Total	69,498	56,605
Accumulated Depreciation	39,324	33,273
Prepayment and construction in progress	21	54
Property, Plant and Equipment, Net	30,195	23,386	24,728
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	22,160	18,377
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	1,869	1,532
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	9,083	7,725
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,224	2,947
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 2,988	$ 2,692